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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number:  1

         This Amendment (Check only one.):       [X] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:   028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

 /s/ Eric Salzman                   New York, NY             October 1, 2008
---------------------------     -----------------------    ---------------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     79
                                                            ------------------

Form 13F Information Table Value Total:                               $198,455
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ----------                 -------------------------

         NONE

                                                            RNK Capital LLC
                                                      Form 13F Information Table
                                                    Quarter ended December 31, 2007

                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
ALLETE INC                    COM NEW      018522300   $4,354    110,000  SH        Sole                          110,000
------------------------------------------------------------------------------------------------------------------------------------

AMEREN CORPORATION            COM          023608102   $2,168     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN ELECTRIC POWER INC   COM          025537101   $6,518    140,000  SH        Sole                          140,000
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN STATES WATER CO      COM          029899101   $995       26,400  SH        Sole                           26,400
------------------------------------------------------------------------------------------------------------------------------------

AMERON INTERNATIONAL CORP     COM          030710107   $1,935     21,000  SH        Sole                           21,000
------------------------------------------------------------------------------------------------------------------------------------

APACHE CORP.                  COM          037411105   $1,022      9,500  SH        Sole                            9,500
------------------------------------------------------------------------------------------------------------------------------------

AQUA AMERICA INC              COM          03836W103   $1,484     70,000  SH        Sole                           70,000
------------------------------------------------------------------------------------------------------------------------------------

ARCH CHEMICAL INC             COM          03937R102   $1,378     37,500  SH        Sole                           37,500
------------------------------------------------------------------------------------------------------------------------------------

ARCHER DANIELS MIDLAND CO     COM          039483102   $3,482     75,000  SH        Sole                           75,000
------------------------------------------------------------------------------------------------------------------------------------

AVENTINE RENEWABLE ENERGY
HLDGS, INC.                   COM          05356X403   $2,671    209,300  SH        Sole                          209,300
------------------------------------------------------------------------------------------------------------------------------------

AVISTA CORP                   COM          05379B107   $9,693    450,000  SH        Sole                          450,000
------------------------------------------------------------------------------------------------------------------------------------

BAKER HUGHES INC              COM          057224107   $811       10,000  SH   Put  Sole                           10,000
------------------------------------------------------------------------------------------------------------------------------------

CABOT OIL & GAS CORPORATION   COM          127097103   $1,615     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

CADIZ INC                     COM NEW      127537207   $1,281     61,000  SH        Sole                           61,000
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA WATER SERVICE
GROUP                         COM          130788102   $2,036     55,000  SH        Sole                           55,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
CASELLA WASTE SYSTEMS INC     CL A         147448104   $391       30,000  SH        Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

CENTERPOINT ENERGY, INC.      COM          15189T107   $857       50,000  SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------

CHEMTURA CORP                 COM          163893100   $702       90,000  SH        Sole                           90,000
------------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP        COM          165167107   $1,568     40,000  SH   Put  Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

CMS ENERGY CORPORATION        COM          125896100   $1,738    100,000  SH        Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------

COMVERGE, INC.                COM          205859101   $630       20,000  SH        Sole                           20,000
------------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC.            COM          20854P109   $2,146     30,000  SH        Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED WATER CO INC     ORD          G23773107   $3,161    125,500  SH        Sole                          125,500
------------------------------------------------------------------------------------------------------------------------------------

CONTINENTAL RESOURCES, INC    COM          212015101   $3,279    125,500  SH        Sole                          125,500
------------------------------------------------------------------------------------------------------------------------------------

CRANE CO                      COM          224399105   $2,145     50,000  SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------

CVR ENERGY, INC.              COM          12662P108   $998       40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

DEVON ENERGY CORPORATION
(NEW)                         COM          25179M103   $889       10,000  SH        Sole                           10,000
------------------------------------------------------------------------------------------------------------------------------------

DIAMOND OFFSHORE DRILLING,
INC                           COM          25271C102   $3,976     28,000  SH        Sole                           28,000
------------------------------------------------------------------------------------------------------------------------------------

DTE ENERGY COMPANY            COM          233331107   $3,517     80,000  SH        Sole                           80,000
------------------------------------------------------------------------------------------------------------------------------------

DYNEGY INC.  DEL              CL A         26817G102   $357       50,000  SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------

EDISON INTERNATIONAL          COM          281020107   $4,270     80,000  SH        Sole                           80,000
------------------------------------------------------------------------------------------------------------------------------------

EL PASO CORP                  COM          28336L109   $259       15,000  SH        Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
                              DEPOSITARY
ENERGYSOLUTIONS, INC.         SH           292756202   $864       32,000  SH        Sole                           32,000
------------------------------------------------------------------------------------------------------------------------------------

ENERNOC, INC.                 COM          292764107   $1,350     27,500  SH        Sole                           27,500
------------------------------------------------------------------------------------------------------------------------------------

ENTERGY CORPORATION  NEW      COM          29364G103   $4,781     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

EOG RES INC                   COM          26875P101   $3,570     40,000  SH   Put  Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

EXTERRAN HOLDINGS, INC.       COM          30225X103   $1,227     15,000  SH        Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------

FPL GROUP INC                 COM          302571104   $3,389     50,000  SH        Sole                           50,000
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN ELECTRIC INC         COM          353514102   $421       11,000  SH        Sole                           11,000
------------------------------------------------------------------------------------------------------------------------------------

GENERAL MARITIME CORP         SHS          Y2692M103   $978       40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

GULFPORT ENERGY CORP          COM NEW      402635304   $5,022    275,000  SH        Sole                          275,000
------------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON COMPANY           COM          406216101   $1,516     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

HELIX ENERGY SOLUTNS GROUP
INC                           COM          42330P107   $415       10,000  SH        Sole                           10,000
------------------------------------------------------------------------------------------------------------------------------------

HESS CORPORATION              COM          42809H107   $656        6,500  SH        Sole                            6,500
------------------------------------------------------------------------------------------------------------------------------------

IDACORP INC                   COM          451107106   $6,621    188,000  SH        Sole                          188,000
------------------------------------------------------------------------------------------------------------------------------------

IDEX CORPORATION              COM          45167R104   $723       20,000  SH        Sole                           20,000
------------------------------------------------------------------------------------------------------------------------------------

INTEGRYS ENERGY GROUP,
INC.                          COM          45822P105   $4,394     85,000  SH        Sole                           85,000
------------------------------------------------------------------------------------------------------------------------------------

ITRON INC                     COM          465741106   $3,839     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

ITT CORPORATION               COM          450911102   $1,651     25,000  SH        Sole                           25,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
LAYNE CHRISTENSEN COMPANY     COM          521050104   $1,476     30,000  SH        Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

MUELLER WATER PRODUCTS,
INC.                          COM SER A    624758108   $1,000    105,000  SH        Sole                          105,000
------------------------------------------------------------------------------------------------------------------------------------

NABORS INDUSTRIES LTD.        SHS          G6359F103   $411       15,000  SH        Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------

NALCO HOLDING COMPANY         COM          62985Q101   $2,491    103,000  SH        Sole                          103,000
------------------------------------------------------------------------------------------------------------------------------------

OCCIDENTAL PETROLEUM CORP     COM          674599105   $339        4,400  SH        Sole                            4,400
------------------------------------------------------------------------------------------------------------------------------------
                              DEPOSTRY
OIL SVC HOLDRS TR             RCPT         678002106   $5,671     30,000  SH   Put  Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

PALL CORP                     COM          696429307   $1,210     30,000  SH        Sole                           30,000
------------------------------------------------------------------------------------------------------------------------------------

PERINI CORPORATION            COM          713839108   $1,934     46,700  SH        Sole                           46,700
------------------------------------------------------------------------------------------------------------------------------------

PETROHAWK ENERGY
CORPORATION                   COM          716495106   $433       25,000  SH        Sole                           25,000
------------------------------------------------------------------------------------------------------------------------------------

PETROQUEST ENERGY, INC.       COM          716748108   $465       32,500  SH        Sole                           32,500
------------------------------------------------------------------------------------------------------------------------------------

PICO HOLDINGS INC             COM NEW      693366205   $3,665    109,000  SH        Sole                          109,000
------------------------------------------------------------------------------------------------------------------------------------

PNM RESOURCES INC             COM          69349H107   $9,262    431,800  SH        Sole                          431,800
------------------------------------------------------------------------------------------------------------------------------------

PORTLAND GENERAL ELECTRIC
CO                            COM NEW      736508847   $4,375    157,500  SH        Sole                          157,500
------------------------------------------------------------------------------------------------------------------------------------

PPL CORP                      COM          69351T106   $3,464     66,500  SH  Call  Sole                           66,500
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC-SVC ENTERPRISE
GROUP HOLDING CO              COM          744573106   $3,438     35,000  SH        Sole                           35,000
------------------------------------------------------------------------------------------------------------------------------------

QUANTA SERVICES INC           COM          74762E102   $3,805    145,000  SH        Sole                          145,000
------------------------------------------------------------------------------------------------------------------------------------

QUESTAR CORPORATION           COM          748356102   $2,272     42,000  SH        Sole                           42,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                        Value    Shares or
                            Title of        Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                       Class          Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
ROPER INDS INC (NEW)          COM          776696106   $2,502     40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

SCANA CORP                    COM          80589M102   $6,323    150,000  SH        Sole                          150,000
------------------------------------------------------------------------------------------------------------------------------------

SJW CORP                      COM          784305104   $1,647     47,500  SH        Sole                           47,500
------------------------------------------------------------------------------------------------------------------------------------

SOUTHWESTERN ENERGY CO.       COM          845467109   $524        9,400  SH        Sole                            9,400
------------------------------------------------------------------------------------------------------------------------------------

SOUTHWESTERN ENERGY CO        COM          845467109   $5,572    100,000  SH   Put  Sole                          100,000
------------------------------------------------------------------------------------------------------------------------------------

TETRA TECH INC (NEW)          COM          88162G103   $2,349    109,264  SH        Sole                          109,264
------------------------------------------------------------------------------------------------------------------------------------

TXCO RESOURCES INC            COM          87311M102   $482       40,000  SH        Sole                           40,000
------------------------------------------------------------------------------------------------------------------------------------

UNISOURCE ENERGY CORP
HLD CO                        COM          909205106   $11,200   355,000  SH        Sole                          355,000
------------------------------------------------------------------------------------------------------------------------------------

URS CORPORATION               COM          903236107   $815       15,000  SH        Sole                           15,000
------------------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL,
LTD                           COM          G95089101   $5,145     75,000  SH        Sole                           75,000
------------------------------------------------------------------------------------------------------------------------------------

WHITING PETROLEUM
CORPORATION                   COM          966387102   $208        3,600  SH        Sole                            3,600
------------------------------------------------------------------------------------------------------------------------------------

XTO ENERGY INC.               COM          98385X106   $1,810     35,250  SH        Sole                           35,250
------------------------------------------------------------------------------------------------------------------------------------

ZOLTEK COS INC                COM          98975W104   $429       10,000  SH        Sole                           10,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $198,455
(in thousands)

